Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

21.Share-based compensation

Compensation expense recognized for share-based awards granted by Huya was RMB156,478, RMB74,525 and RMB54,622 respectively during the years ended December 31, 2022, 2023 and 2024.

Compensation expense recognized for share-based awards granted by Tencent was nil, RMB3,740 and RMB9,898 respectively during the years ended December 31, 2022, 2023 and 2024.

There was no capitalized share-based compensation expense for the years presented.

Huya 2017 Share Incentive Plan

On July 10, 2017, the Board of Directors of the Company approved the establishment of the Huya 2017 Share Incentive Plan for the purpose of providing incentives for employees contributing to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.

Huya 2021 Share Incentive Plan

On June 10, 2021, the Board of Directors of the Company approved the establishment of the Huya 2021 Share Incentive Plan for the purpose of providing incentives for employees with outstanding performance to generate superior returns to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 3,530,111 shares, which shall be solely in the form of restricted share units. On August 11, 2022, the Board of Directors of the Company approved the amendment and restatement in its previously adopted 2021 Share Incentive Plan. The maximum aggregate number of Class A ordinary shares of the Company available for grant of awards was increased from 3,530,111 under the original 2021 Share Incentive Plan to 8,018,111 under the Amended and Restated 2021 Share Incentive Plan. Other terms of the original 2021 Share Incentive Plan remain substantially the same.

Huya 2024 Share Incentive Plan

On December 17, 2024, the Board of Directors of the Company approved the establishment of the Huya 2024 Share Incentive Plan for the purpose of providing incentives for employees with outstanding performance to generate superior returns to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 15,846,000 shares, including incentive share options and restricted share units.

(i)Options

Grant of options

During the years ended December 31, 2022, 2023 and 2024, no share options had been granted to employees or non-employees.

Vesting of options

There are mainly three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.

These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.

21.Share-based compensation (continued)

(i)Options (continued)

Vesting of options (continued)

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)
As of December 31, 2021	259,315	2.5500	5.60	1,138
Forfeited	—
Exercised	(133,313)	2.5500
As of December 31, 2022	126,002	2.5500	4.60	176
Forfeited	—
Exercised	(7,000)	2.5500
As of December 31, 2023	119,002	2.5500	3.60	132
Forfeited	—
Exercised	(37,502)	2.5500
As of December 31, 2024	81,500	2.5500	2.60	42
Unvested at December 31, 2024	—
Exercisable as of December 31, 2024	81,500	2.5500	2.60	42

Prior to the completion of the IPO, the Company has used the binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions used were as follows:

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate(1)		2.83%
Expected term (in year)(2)		10
Expected volatility(3)		55%
Dividend yield(4)		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

As of December 31, 2024, there was no unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan.

21.Share-based compensation (continued)

(ii)Restricted share units

Grant of restricted share units

During the years ended December 31, 2022, 2023 and 2024, the Company granted 5,084,817, 2,787,407 and 2,732,585 restricted share units to employees respectively.

Vesting of restricted share units

There are mainly four types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months, iii) restricted share units will be vested in two equal installments over the following 24 months, and iv) 25% of the restricted share units will be vested after 9 months of the grant date and the remaining 75% will be vested in three equal installments over the following 36 months.

The following table summarizes the activity of all restricted share units for the years ended December 31, 2022, 2023 and 2024:

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)
Outstanding, December 31, 2021	6,841,198	15.5702
Granted	5,084,817	3.1233
Forfeited	(1,731,659)	13.4427
Vested	(2,921,887)	14.4987
Outstanding, December 31, 2022	7,272,469	7.8046
Granted	2,787,407	2.8824
Forfeited	(1,365,256)	7.2654
Vested	(3,546,222)	8.5540
Outstanding, December 31, 2023	5,148,398	4.7664
Granted	2,732,585	4.1986
Forfeited	(459,733)	4.6775
Vested	(3,139,694)	4.7799
Outstanding, December 31, 2024	4,281,556	4.4037
Expected to vest at December 31, 2024	4,010,925	4.3732

For the years ended December 31, 2022, 2023 and 2024, the Company recorded share-based compensation of RMB156,478, RMB78,265 and RMB64,520 using the graded vesting attribution method.

As of December 31, 2024, total unrecognized compensation expense relating to the restricted share units was RMB71,109. The expense is expected to be recognized over a weighted average period of 1.05 year using the graded-vesting attribution method.